Minimum Future Rentals On Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2015	$ 9,938
2016	7,704
2017	5,392
2018	4,545
2019	5,641
Thereafter	2,899
Total minimum future lease payments, lease	36,119
2015	(497)
2016	(473)
2017	(359)
2018	(201)
2019	(201)
Thereafter	(402)
Total minimum future lease payments, sublease income	(2,132)
2015	9,442
2016	7,231
2017	5,033
2018	4,344
2019	5,440
Thereafter	2,498
Total minimum future lease payments, Net lease	$ 33,988